RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		December 31,
		2024	2023	2022
Due from related parties consist of the following:

WANG & LEE BROTHERS., Inc.	Due from ultimate holding company	1,293	1,286	1,282
		$1,293	$1,286	$1,282

Due to related parties consist of the following:

Pui Lung Ho	Due to director	1,366,738	1,347,019	1,853,263
		$1,366,738	$1,347,019	$1,853,263

For the years ended December 31, 2024, 2023 and 2022, the amounts due to the director, Pui Lung Ho, is $1,366,738, $1,347,019 and $1,853,263, respectively, are unsecured, interest free and repayable on demand.